Financial Instruments And Risks - Summary of Out The Group's Financial Assets And Financial Liabilities Exposed To Interest Rate Risk (Parenthetical) (Detail)	12 Months Ended
Dec. 31, 2020
China, Yuan Renminbi
Disclosure of impact of increase and decrease in interest rates on the profits before tax [Line Items]
Percentage favourable change in interest rate	100.00%
Percentage unfavourable change in interest rate	100.00%
United States of America, Dollars
Disclosure of impact of increase and decrease in interest rates on the profits before tax [Line Items]
Percentage favourable change in interest rate	100.00%
Percentage unfavourable change in interest rate	100.00%
Hong Kong, Dollars
Disclosure of impact of increase and decrease in interest rates on the profits before tax [Line Items]
Percentage favourable change in interest rate	100.00%
Percentage unfavourable change in interest rate	100.00%
India, Rupees
Disclosure of impact of increase and decrease in interest rates on the profits before tax [Line Items]
Percentage favourable change in interest rate	100.00%
Percentage unfavourable change in interest rate	100.00%
Singapore, Dollars
Disclosure of impact of increase and decrease in interest rates on the profits before tax [Line Items]
Percentage favourable change in interest rate	100.00%
Percentage unfavourable change in interest rate	100.00%